Risk Management - Summary of Gross Carrying Amount of Financial Instruments Subject to Credit Exposure (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of external credit grades [Line Items]
Credit exposure	$ 380,464	$ 398,863
Mortgages [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	54,638	52,014
Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	47,057	42,842
Policy loans [member]
Disclosure of external credit grades [Line Items]
Credit exposure	6,894	6,397
Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	2,781	2,506
Derivative Assets [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	8,588	17,503
Accrued investment income [member]
Disclosure of external credit grades [Line Items]
Credit exposure	2,813	2,641
Reinsurance assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	47,712	44,579
Other financial assets [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	6,077	6,242
FVTPL [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	170,273	189,722
AFS [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	32,220	33,097
Other [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	$ 1,411	$ 1,320